Exploration expenses	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Exploration expenses	Note 9. Exploration expenses

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Geological and geophysical expenses	138	16	736

Total exploration expenses	138	16	736